Credit facilities (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Long term loans bank	$ 279,384	$ 213,969
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Long term loans bank		213,969	$ 79,463
Sichuan Xinwang Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	May 2026
Long term loans bank interest rate	6.10%
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank		$ 115,927
Sichuan Xinwang Bank Co Ltd [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions		May 2026
Long term loans bank interest rate		6.10%
Long term loans bank collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Long term loans bank		$ 115,927
Weizhong Bank One [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	January 2026
Long term loans bank interest rate	6.10%
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank		$ 8,612
Weizhong Bank One [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions		January 2026
Long term loans bank interest rate		6.10%
Long term loans bank collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Long term loans bank		$ 8,612
Weizhong Bank Two [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	March 2026
Long term loans bank interest rate	6.10%
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Long term loans bank		$ 19,873
Weizhong Bank Two [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions		March 2026
Long term loans bank interest rate		6.10%
Long term loans bank collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Long term loans bank		$ 19,873
Zhejiang Hecheng Rural Commercial Bank Co Ltd [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions	August 2026 to May 2027
Long term loans bank collateral guarantee descriptions	Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd
Long term loans bank	$ 279,384	$ 69,557
Zhejiang Hecheng Rural Commercial Bank Co Ltd [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions		March 2026
Long term loans bank interest rate		5.00%
Long term loans bank collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank		$ 69,557
Zhejiang Hecheng Rural Commercial Bank Co Ltd [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate	4.90%
Zhejiang Hecheng Rural Commercial Bank Co Ltd [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate	5.00%
Weizhong Bank [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Long term loans bank maturities descriptions		July 2023 (renewal to February 2025)
Long term loans bank collateral guarantee descriptions		Guaranteed by Yunwu Li, Chief Executive Officer and Chairman of the Board of Directors of the Company and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd.
Long term loans bank			$ 79,463
Weizhong Bank [Member] | Minimum [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate		6.10%
Weizhong Bank [Member] | Maximum [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Line of Credit Facility [Line Items]
Long term loans bank interest rate		9.70%